Share Capital and Reserves	12 Months Ended
Dec. 31, 2023
Share Capital and Reserves [Abstract ]
Share capital and reserves

NOTE 22: Share capital and reserves

At December 31, 2023 and 2022, the Company’s share capital was represented by the following number of shares, adjusted for the 1-for-10 reverse stock split that took place in November 2023. Only one class of shares (common shares) exists and they have no par value.

For the Years ended December 31	2023	2022
Common shares	27,288,093	16,288,093
Total outstanding shares	27,288,093	16,288,093

On August 11, 2022, to settle a portion of the purchase price for the acquisition by the Company of the GPS test from Genomic Health, Inc. (a subsidiary of Exact Sciences Corporation) announced on August 2, 2022, the Company issued 691,171 shares, at a price per share of $7.23, totaling $5 million. As a result, the Company’s share capital has increased from €118,662,067.69 to €123,539,165.19 and the number of issued and outstanding shares has increased from 15,596,922 to 16,288,093 ordinary shares.

In March 2023, the Company completed a registered public offering of 10.75 million shares at a price to the public of $4 per share for total gross proceeds of $43.0 million before deducting commissions and offering expenses of $3.4 million. As a result, the Company’s share capital has increased from €123,539,165.19 to €163,471,629.58, and the number of issued and outstanding shares has increased from 16,288,093 to 27,038,093 ordinary shares.

On August 23, 2023, the Company and Exact Sciences Corporation amended their existing Oncotype DX GPS prostate cancer business asset purchase agreement, deferring the Company’s initial earnout payment by 3 years, from 2024 to 2027. As part of this amendment, the Company issued Exact Sciences 250,000 of the Company’s shares. As a result of this issuance, the Company’s share capital increased from €163,471,629.58 to €164,302,752.89 and the number of issued and outstanding shares has increased from 27,038,093 to 27,288,093 ordinary shares.

	Thousands of $		Thousands of €
For the Years ended December 31	Share Capital	Issuance Premium	Share Capital	Issuance Premium
As of January 1, 2022	128,454	153,177	106,099	126,481
August 2022 – Issuance of 691,171 shares (*)	5,000		4,876
As of December 31, 2022	133,454	153,177	110,975	126,481
March 2023 – Issuance of 10,750,000 shares (*)	39,599		36,612
August 2023 – Issuance of 250,000 shares	878		812
As of December 31, 2023	173,931	153,177	148,398	126,481

(*)	net of expenses

The capital stock and the issuance premium amounted to the following:

	Thousands of $		Thousands of €
For the Years ended December 31	2023	2022	2023	2022
Share Capital as per statutory accounts	192,297	148,419	164,303	123,539
Capital increase costs	(18,366)	(14,965)	(15,905)	(12,564)
Share capital under IFRS	173,931	133,454	148,398	110,975
Issuance premium	153,177	153,177	126,481	126,481
Share capital and issuance premium	327,108	286,631	274,879	237,456

The history of the Share Capital can be found in “General Information; Capital and Shares”.

By virtue of the resolution of the extraordinary general shareholders’ meeting of the Company held on May 27, 2021, which entered into force on June 1, 2021, the board of directors of the Company has been granted certain powers to increase the Company’s share capital in the framework of the authorized capital. The powers under the authorized capital have been set out in article 6 of the Company’s articles of association.

Pursuant to the authorization granted by the extraordinary general shareholders’ meeting of June 30, 2023, the board of directors was authorized to increase the share capital of the Company on one or several occasions by a maximum aggregate amount of €163,471,629.58 (excluding issue premium, as the case may be) for a period of 5 years as from July 7, 2023.

The board of directors has used its powers under the authorized capital on the occasion of the amendment of its agreement with Exact Sciences, by issuing 250,000 new shares to Exact Sciences. As a result, the board of directors therefore still has the authority under the authorized capital to increase the Company’s share capital with an aggregate amount of €162,640,506.27 (excluding issue premium, as the case may be).

In addition to the outstanding shares of the Company:

●	a total of 2,060,000 subscription rights of the Company have been created, of which 1,851,750 subscription rights have been granted as of December 31, 2023, which entitles their holders (assuming all subscription rights are granted and exercised) to subscribe to a total of 1,637,773 new shares with voting rights (see Note 24 for further details). The remaining 208,250 subscription rights have not yet been granted and are currently still managed by the Company’s board of directors;

●	under the loan and security agreement entered into by the Company and Innovatus Capital Partners in August 2022, Innovatus has the right to convert, prior to August 2, 2025, up to 15% of the outstanding principal amount of the loans (by means of a contribution in kind of the relevant payables due by the Company under the loans) into shares of the Company at a conversion price per share equal to $11.21 (see note 16 for further details).